Non-operating income / (expenses), net (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Other Income and Expenses [Abstract]
Interest income	$ 82	$ 140	$ 175
Interest expense	(134)	(158)	(181)
Foreign exchange gain / (loss)	(79)	(31)	42
Non-operating income / (expenses), net	$ (131)	$ (49)	$ 36